Subsequent events (Details) - USD ($)	Feb. 10, 2026	Jan. 20, 2026	May 08, 2025	Jan. 29, 2026
Disclosure of non-adjusting events after reporting period [line items]
Term			3 years
Borrowing commitment			$ 50,000,000
Line of credit incremental accordion feature			$ 50,000,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Maximum outstanding subordinated shares repurchase for cancellation				$ 60,000,000.0
Outstanding common shares at a price ( in dollars per shares)				$ 20.40
Amended Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Borrowing capacity increase	$ 50,000,000
Term	3 years
Borrowing commitment	$ 100,000,000
Line of credit incremental accordion feature	$ 50,000,000
365Talents | Business combination
Disclosure of non-adjusting events after reporting period [line items]
Total purchase consideration		$ 54,600,000
Holdback payable		5,100,000
Proceeds from borrowings		$ 50,000,000